UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders.

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

CIBC Atlas Funds

Semi-Annual Report

April 30, 2018

AT Investment Advisers, Inc.

AT Disciplined Equity Fund

AWEIX

AT Mid Cap Equity Fund

AWMIX

AT Income Opportunities Fund

AWIIX

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2018 (Unaudited)

The Funds file their complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-3AT-FUND; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED EQUITY FUND
APRIL 30, 2018 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.9%‡	Shares	Value
CONSUMER DISCRETIONARY — 13.4%
Amazon.com *	29,490	$46,185,174
Comcast, Cl A	430,572	13,515,655
Dollar General	96,161	9,282,422
Expedia	109,215	12,575,015
Home Depot	102,711	18,980,993
TJX	143,265	12,156,035
VF	117,821	9,528,184

		122,223,478

CONSUMER STAPLES — 2.7%
Colgate-Palmolive	112,666	7,349,203
CVS Health	68,478	4,781,819
PepsiCo	124,359	12,552,797

		24,683,819

ENERGY — 6.1%
Anadarko Petroleum	148,854	10,020,851
Chevron	96,196	12,035,081
EOG Resources	112,152	13,253,002
Kinder Morgan	502,696	7,952,651
Pioneer Natural Resources	61,803	12,456,395

		55,717,980

FINANCIALS — 15.3%
American Express	84,674	8,361,557
BlackRock, Cl A	25,283	13,185,085

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED EQUITY FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK (continued)	Shares	Value

FINANCIALS — continued
Capital One Financial	118,290	$10,719,440
Citigroup	300,532	20,517,320
Intercontinental Exchange	222,944	16,154,522
JPMorgan Chase	227,859	24,786,502
Prudential Financial	139,973	14,881,929
US Bancorp	295,754	14,920,789
Wells Fargo	325,198	16,897,288

		140,424,432

HEALTH CARE — 19.0%
Aetna	102,517	18,355,669
Allergan	69,929	10,744,591
Cigna	75,107	12,904,885
Danaher	206,199	20,685,884
Express Scripts Holding *	164,308	12,438,115
Johnson & Johnson	156,832	19,837,679
Medtronic	192,289	15,408,118
Merck	184,093	10,837,555
Stryker	88,389	14,974,864
Thermo Fisher Scientific	63,208	13,295,803
UnitedHealth Group	104,140	24,618,696

		174,101,859

INDUSTRIALS — 7.8%
Boeing	43,137	14,388,778
Fortive	148,454	10,437,801
Honeywell International	119,993	17,360,587
Union Pacific	101,614	13,578,679
United Technologies	129,480	15,557,022

		71,322,867

INFORMATION TECHNOLOGY — 26.7%
Adobe Systems *	54,019	11,970,610
Alliance Data Systems	28,872	5,862,460
Alphabet, Cl A *	10,070	10,257,101
Alphabet, Cl C *	32,804	33,372,493
Apple	127,869	21,131,631
Automatic Data Processing	115,193	13,601,989
Cisco Systems	580,352	25,703,790
Fidelity National Information Services	144,282	13,702,461
Fiserv *	218,543	15,485,957
Microsoft	378,622	35,408,730
Oracle	380,622	17,383,007

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED EQUITY FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INFORMATION TECHNOLOGY — continued
QUALCOMM	258,354	$13,178,637
Visa, Cl A	212,211	26,925,332

		243,984,198

MATERIALS — 2.6%
DowDuPont	155,952	9,862,405
Praxair	90,412	13,789,638

		23,652,043

REAL ESTATE — 2.0%
American Tower, Cl A †	137,653	18,770,363

UTILITIES — 1.3%
NextEra Energy	73,667	12,074,758

TOTAL COMMON STOCK
(Cost $519,685,937)		886,955,797

CASH EQUIVALENT — 3.1%(A)
JPMorgan U.S. Government Money Market Fund, Cl I, 1.560%
(Cost $28,330,052)	28,330,052	28,330,052

TOTAL INVESTMENTS — 100.0%
(Cost $548,015,989)		$915,285,849

Percentages are based on Net Assets of $915,383,018.

*	Non-income producing security.
†	Real Estate Investment Trust
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A) The reporting rate is the 7-day effective yield as of April 30, 2018.

Cl — Class

As of April 30, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND
APRIL 30, 2018 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.7%	Shares	Value

CONSUMER DISCRETIONARY — 16.9%
AutoZone *	17,247	$10,771,097
BorgWarner	96,653	4,730,198
Bright Horizons Family Solutions *	37,923	3,598,134
Carter’s	62,241	6,244,017
Delphi Automotive *	79,167	6,695,945
Dollar Tree *	110,770	10,621,735
Hanesbrands	175,474	3,241,005
LKQ *	165,940	5,147,459
Marriott International, Cl A	63,634	8,697,495
Mohawk Industries *	26,782	5,621,006
O’Reilly Automotive *	20,033	5,129,850
Ross Stores	126,839	10,254,933
Tractor Supply	56,349	3,831,732
Ulta Beauty *	14,998	3,763,148
Whirlpool	36,102	5,594,005

		93,941,759

CONSUMER STAPLES — 5.4%
Brown-Forman, Cl B	126,946	7,114,054
Church & Dwight	124,696	5,760,955
Monster Beverage *	212,112	11,666,160
Sprouts Farmers Market *	219,932	5,504,898

		30,046,067

ENERGY — 2.1%
Cimarex Energy	48,100	4,838,379

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — 96.7%	Shares	Value

ENERGY — continued
Concho Resources *	44,029	$6,921,799

		11,760,178

FINANCIALS — 5.7%
Ameriprise Financial	52,064	7,299,894
Intercontinental Exchange	100,164	7,257,884
MSCI, Cl A	28,710	4,301,619
TD Ameritrade Holding	118,268	6,870,188
Western Alliance Bancorp *	97,188	5,732,148

		31,461,733

HEALTH CARE — 11.3%
Alkermes *	75,418	3,338,755
Edwards Lifesciences *	52,707	6,712,763
Encompass Health	155,335	9,447,475
Exact Sciences *	101,235	5,062,762
HCA Healthcare	54,849	5,251,243
Humana	23,568	6,933,234
Jazz Pharmaceuticals *	38,330	5,827,693
Ligand Pharmaceuticals *	19,390	3,002,542
PRA Health Sciences *	73,811	6,065,050
Teleflex	19,176	5,136,867
Universal Health Services, Cl B	51,207	5,847,840

		62,626,224

INDUSTRIALS — 13.0%
AMETEK	95,022	6,632,535
HD Supply Holdings *	152,014	5,884,462
Hexcel	88,916	5,910,247
Hubbell, Cl B	39,530	4,105,586
IHS Markit *	92,129	4,526,298
Kansas City Southern	50,457	5,380,230
Masco	118,054	4,470,705
Parker-Hannifin	32,460	5,343,565
Pentair	65,133	4,382,148
Rexnord *	197,328	5,428,493
Roper Technologies	32,781	8,660,412
Stanley Black & Decker	32,935	4,663,267
TransUnion *	109,377	7,099,661

		72,487,609

INFORMATION TECHNOLOGY — 33.3%
Alliance Data Systems	48,422	9,832,087
Amphenol, Cl A	77,989	6,528,459

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — 96.7%	Shares	Value

INFORMATION TECHNOLOGY — continued
ANSYS *	44,886	$7,256,270
Autodesk *	63,419	7,984,452
Citrix Systems *	34,602	3,560,892
Cognizant Technology Solutions, Cl A	200,971	16,443,447
Coherent *	9,534	1,603,810
EPAM Systems *	97,272	11,123,053
Euronet Worldwide *	112,498	8,787,219
Fidelity National Information Services	97,593	9,268,407
Fiserv *	271,032	19,205,328
FleetCor Technologies *	31,495	6,528,284
Global Payments	89,344	10,100,339
Microchip Technology	127,696	10,683,047
PTC *	132,088	10,877,447
Red Hat *	52,385	8,541,898
Skyworks Solutions	78,417	6,803,459
TE Connectivity	77,132	7,076,861
WEX *	39,209	6,348,721
Worldpay, Cl A *	164,655	13,373,279
Xilinx	44,244	2,842,235

		184,768,994

MATERIALS — 4.9%
Ashland Global Holdings	28,389	1,878,784
Berry Global Group *	135,409	7,447,495
Crown Holdings *	74,668	3,721,453
FMC	87,094	6,944,005
International Flavors & Fragrances	38,673	5,462,948
Valvoline	77,882	1,579,447

		27,034,132

REAL ESTATE — 4.1%
Equinix †	19,711	8,294,192
Jones Lang LaSalle	31,388	5,320,580
SBA Communications, Cl A * †	56,885	9,114,683

		22,729,455

TOTAL COMMON STOCK
(Cost $426,390,563)		536,856,151

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND
APRIL 30, 2018 (Unaudited)

CASH EQUIVALENT(A) — 3.3%	Shares	Value
JPMorgan U.S. Government Money Market
Fund, Cl I, 1.560%
(Cost $18,615,140)	18,615,140	$18,615,140

TOTAL INVESTMENTS — 100.0%
(Cost $445,005,703)		$555,471,291

Percentages are based on Net Assets of $555,386,607.

†	Real Estate Investment Trust
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
*	Non-income producing security.
(A)	The reporting rate is the 7-day effective yield as of April 30, 2018.

Cl — Class

As of April 30, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
APRIL 30, 2018 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 66.0%	Shares	Value

CONSUMER DISCRETIONARY — 6.0%
Comcast, Cl A	107,650	$3,379,134
Expedia (A)	6,700	771,438
Home Depot	28,150	5,202,120
Tupperware Brands	77,100	3,435,576
VF	65,000	5,256,550
Walt Disney	15,350	1,540,066

		19,584,884

CONSUMER STAPLES — 3.5%
Kellogg	59,550	3,507,495
PepsiCo	44,225	4,464,072
Walgreens Boots Alliance	51,250	3,405,563

		11,377,130

ENERGY — 5.8%
Chevron	57,950	7,250,124
Kinder Morgan	236,075	3,734,707
Linn Energy *	4,049	158,721
Occidental Petroleum	61,550	4,755,353
Williams	117,525	3,023,918

		18,922,823

FINANCIALS — 12.6%
Ares Capital	284,350	4,560,974
Golub Capital	203,825	3,668,850

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK (continued)	Shares	Value

FINANCIALS — continued
Hannon Armstrong Sustainable Infrastructure Capital †	189,635	$3,680,815
Hercules Capital	190,423	2,361,245
JPMorgan Chase	82,825	9,009,703
Navient (A)	256,225	3,397,544
Prudential Financial	55,450	5,895,444
US Bancorp	100,550	5,072,748
Wells Fargo	72,100	3,746,316

		41,393,639

HEALTH CARE — 7.0%
Allergan	8,804	1,352,735
Johnson & Johnson	49,675	6,283,391
Merck	98,275	5,785,449
Novartis ADR	47,800	3,665,782
Pfizer	160,600	5,879,566

		22,966,923

INDUSTRIALS — 6.8%
Boeing	20,425	6,812,963
Lockheed Martin	13,775	4,419,571
Union Pacific	41,975	5,609,119
United Parcel Service, Cl B	47,870	5,433,245

		22,274,898

INFORMATION TECHNOLOGY — 14.7%
Alphabet, Cl A *(A)	4,800	4,889,184
Apple	42,245	6,981,408
Automatic Data Processing	42,400	5,006,592
Cisco Systems (A)	140,200	6,209,458
Facebook, Cl A *(A)	18,900	3,250,800
Microchip Technology	62,675	5,243,391
Microsoft (A)	113,625	10,626,210
QUALCOMM (A)	74,925	3,821,924
Visa, Cl A	16,425	2,084,004

		48,112,971

MATERIALS — 2.1%
DowDuPont	36,500	2,308,260
Praxair	29,025	4,426,893

		6,735,153

REAL ESTATE — 2.9%
Crown Castle International †	40,585	4,093,809

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK (continued)	Shares	Value

REAL ESTATE — continued
Weyerhaeuser †	144,425	$5,311,951

		9,405,760

TELECOMMUNICATION SERVICES — 0.4%
Verizon Communications	30,300	1,495,305

UTILITIES — 4.2%
American Water Works	39,800	3,445,884
NextEra Energy	24,500	4,015,795
NRG Yield, Cl A	56,750	999,367
NRG Yield, Cl C	205,100	3,650,780
Xcel Energy	38,250	1,791,630

		13,903,456

TOTAL COMMON STOCK
(Cost $189,469,367)		216,172,942

CORPORATE OBLIGATIONS — 24.0%	Face Amount

CONSUMER DISCRETIONARY — 5.4%
Amazon.com 3.150%, 08/22/27(B)	$3,300,000	3,167,880
Discovery Communications 3.800%, 03/13/24	2,000,000	1,969,098
Ford Motor Credit 3.336%, 03/18/21	2,855,000	2,835,665
General Motors Financial 3.582%, VAR ICE LIBOR USD 3 Month+1.270%, 10/04/19	2,000,000	2,024,746
Goodyear Tire & Rubber 5.125%, 11/15/23	1,200,000	1,194,000
Sirius XM Radio 6.000%, 07/15/24(B)	750,000	770,775
Speedway Motorsports 5.125%, 02/01/23	1,835,000	1,821,238
Tenneco 5.375%, 12/15/24	630,000	618,975
Time Warner 3.600%, 07/15/25	3,500,000	3,383,424

		17,785,801

ENERGY — 2.3%
Chesapeake Energy 8.000%, 12/15/22(B)	390,000	413,400

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
APRIL 30, 2018 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

ENERGY — continued
DCP Midstream Operating 6.750%, 09/15/37(B)	$1,500,000	$1,625,625
Genesis Energy 6.000%, 05/15/23	1,700,000	1,661,750
Kinder Morgan MTN 7.800%, 08/01/31	1,400,000	1,733,286
Sabine Pass Liquefaction 5.750%, 05/15/24	1,250,000	1,341,919
5.625%, 03/01/25	750,000	799,027

		7,575,007

FINANCIALS — 5.4%
Ally Financial 3.750%, 11/18/19	3,500,000	3,509,135
Ares Capital 3.875%, 01/15/20	2,500,000	2,511,885
Bank of America MTN 3.950%, 04/21/25	3,250,000	3,183,764
Goldman Sachs Group MTN 4.109%, VAR ICE LIBOR USD 3
Month+1.750%, 10/28/27	3,000,000	3,146,395
Morgan Stanley 2.487%, VAR ICE LIBOR USD 3
Month+1.180%, 01/20/22	3,000,000	3,045,252
Navient MTN 4.875%, 06/17/19	500,000	504,375
Wells Fargo MTN 4.100%, 06/03/26	2,000,000	1,956,460

		17,857,266

HEALTH CARE — 1.8%
Fresenius US Finance II 4.500%, 01/15/23(B)	2,000,000	2,034,865
HCA 6.500%, 02/15/20	1,150,000	1,201,750
5.000%, 03/15/24	1,250,000	1,264,063
Universal Health Services 4.750%, 08/01/22(B)	500,000	505,000
3.750%, 08/01/19(B)	750,000	751,875

		5,757,553

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
APRIL 30, 2018 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

INDUSTRIALS — 0.8%
Masco 4.450%, 04/01/25	$2,750,000	$2,779,150

INFORMATION TECHNOLOGY — 3.3%
CommScope Technologies 6.000%, 06/15/25(B)	2,000,000	2,055,000
NXP BV 4.625%, 06/01/23(B)	1,000,000	1,006,875
4.625%, 06/15/22(B)	1,000,000	1,007,500
salesforce.com 3.700%, 04/11/28	3,000,000	2,971,153
Sanmina 4.375%, 06/01/19(B)	1,750,000	1,767,500
Visa 3.150%, 12/14/25	2,000,000	1,950,295

		10,758,323

MATERIALS — 0.6%
NOVA Chemicals 5.000%, 05/01/25(B)	2,000,000	1,925,000

REAL ESTATE — 0.9%
Boston Properties 2.750%, 10/01/26†	1,000,000	898,408
Sabra Health Care 5.500%, 02/01/21†	2,000,000	2,045,000

		2,943,408

TELECOMMUNICATION SERVICES — 2.5%
Level 3 Financing 5.250%, 03/15/26	2,000,000	1,934,400
Sprint Capital 6.900%, 05/01/19	1,000,000	1,030,000
Sprint Spectrum 3.360%, 09/20/21(B)	3,062,500	3,051,383
Verizon Communications 3.500%, 11/01/24	2,250,000	2,210,351

		8,226,134

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
APRIL 30, 2018 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

UTILITIES — 1.0%
AES 6.000%, 05/15/26	$3,000,000	$3,135,000

TOTAL CORPORATE OBLIGATIONS
(Cost $78,994,184)		78,742,642

EXCHANGE TRADED FUNDS — 3.8%	Shares
Nuveen AMT-Free Municipal Credit Income Fund	327,600	4,832,100
PowerShares Senior Loan Portfolio	324,400	7,496,884

TOTAL EXCHANGE TRADED FUNDS
(Cost $12,713,497)		12,328,984

U.S. TREASURY OBLIGATION — 1.4%	Face Amount
U.S. Treasury Bond 2.500%, 02/15/45
(Cost $4,797,799)	$5,000,000	4,460,547

PREFERRED STOCK — 1.3%	Shares
FINANCIALS — 0.7%
Wells Fargo, 7.500% *	1,700	2,177,037

REAL ESTATE — 0.6%
Crown Castle International, 6.875% * †	1,000	1,024,443
Public Storage, 4.900% †	50,000	1,140,500

		2,164,943

TOTAL PREFERRED STOCK
(Cost $4,212,539)		4,341,980

CASH EQUIVALENT — 3.2%(C)
JPMorgan U.S. Government Money Market Fund, Cl I, 1.560%
(Cost $10,567,674)	10,567,674	10,567,674

TOTAL INVESTMENTS — 99.7%
(Cost $300,755,060)		$326,614,769

WRITTEN EQUITY OPTIONS — 0.0%(D)	Contracts	Value
TOTAL WRITTEN OPTIONS — 0.0%
(Premiums Received $67,094)	(1,322)	$(18,586)

Percentages are based on Net Assets of $327,467,096.

†	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
APRIL 30, 2018 (Unaudited)

*	Non-income producing security.
(A)	Security, or portion thereof, has been pledged as collateral on written equity options.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2018 was $20,082,679 which represents 6.1% of Net Assets
(C)	The reporting rate is the 7-day effective yield as of April 30, 2018.

(D) Refer to table below for details on Options Contracts.

A list of the exchange traded option contracts held by the Fund at April 30, 2018, is as follows:

Description	Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — 0.0%

Put Options
Amazon.com*	(9)	$(1,409,517)	$1,300	05/19/18	$(828)
Amazon.com*	(4)	(626,452)	1,400	05/19/18	(1,092)
Cisco Systems*	(290)	(1,284,410)	49	05/19/18	(2,030)
Expedia Group*	(67)	(771,438)	125	05/19/18	(1,541)
Facebook*	(94)	(1,616,800)	190	05/19/18	(1,598)
Facebook*	(95)	(1,634,000)	185	05/19/18	(4,085)
Microsoft*	(230)	(2,150,960)	105	05/19/18	(460)
Microsoft*	(230)	(2,150,960)	100	05/19/18	(3,910)
QUALCOMM*	(150)	(765,150)	60	05/19/18	(900)
Walt Disney*	(153)	(1,535,049)	110	05/19/18	(2,142)

Total Written Options					$(18,586)

ADR — American Depositary Receipt

AMT — Alternative Minimum Tax

Cl — Class

MTN — Medium Term Note

The following is a summary of the inputs used as of April 30, 2018 in valuing the Portfolio’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$216,172,942	$—	$—	$216,172,942
Corporate Obligations	—	78,742,642	—	78,742,642
Exchange Traded Funds	12,328,984	—	—	12,328,984
U.S. Treasury Obligation	—	4,460,547	—	4,460,547
Preferred Stock	4,341,980	—	—	4,341,980
Cash Equivalent	10,567,674	—	—	10,567,674

Total Investments in Securities	$243,411,580	$83,203,189	$—	$326,614,769

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(18,586)	$—	$—	$(18,586)

Total Liabilities	$(18,586)	$—	$—	$(18,586)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
APRIL 30, 2018 (Unaudited)

For the period ended April 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the year. For the period ended April 30, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2018 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	AT Disciplined Equity Fund	AT Mid Cap Equity Fund	AT Income Opportunities Fund
Assets:
Investments at Value (Cost ($548,015,989), ($445,005,703) and ($300,755,060), respectively)	$915,285,849	$555,471,291	$326,614,769
Receivable for Capital Shares Sold	573,322	270,000	31,000
Dividends and Interest Receivable	318,047	33,180	1,052,924
Reclaim Receivable	–	12,233	28,072
Prepaid Expenses	19,110	20,091	19,890

Total Assets	916,196,328	555,806,795	327,746,655

Liabilities:
Written Equity Options, at value (Premiums Received $0, $0 and $67,094, respectively)	–	–	18,586
Payable for Capital Shares Redeemed	221,861	15,536	55,488
Payable due to Adviser	497,596	343,255	161,187
Payable due to Administrator	42,615	26,088	15,313
Payable due to Trustees	3,798	2,326	1,370
Chief Compliance Officer Fees Payable	1,654	957	530
Other Accrued Expenses	45,786	32,026	27,085

Total Liabilities	813,310	420,188	279,559

Net Assets	$915,383,018	$555,386,607	$327,467,096

Net Assets Consist of:

Paid-in Capital	$532,541,432	$455,698,629	$299,066,411
Undistributed (Distributions in Excess of) Net Investment /(Accumulated Net Investment Income (Loss))	2,170,117	(1,320,494)	303,090
Accumulated Net Realized Gain (Loss) on Investments and Written Equity Options	13,401,609	(9,457,116)	2,189,378
Net Unrealized Appreciation on Investments and Written Equity Options	367,269,860	110,465,588	25,908,217

Net Assets	$915,383,018	$555,386,607	$327,467,096

Institutional Shares:

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	47,063,112	40,220,545	29,637,716

Net Asset Value, Offering and Redemption Price Per Share	$19.45	$13.81	$11.05

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
FOR THE SIX MONTHS ENDED APRIL 30, 2018 (Unaudited)

STATEMENTS OF OPERATIONS

	AT Disciplined Equity Fund	AT Mid Cap Equity Fund	AT Income Opportunities Fund
Investment Income:
Dividends	$7,278,127	$1,971,129	$3,429,157
Income Distributions from Registered Investment Companies	—	—	339,088
Interest	—	—	1,748,869
Less: Foreign Taxes Withheld	—	—	(21,054)

Total Income	7,278,127	1,971,129	5,496,060

Expenses:
Investment Advisory Fees	3,050,225	2,065,893	990,669
Administration Fees	321,100	192,356	115,630
Trustees’ Fees	8,727	5,205	3,158
Chief Compliance Officer Fees	2,574	1,560	951
Transfer Agent Fees	31,298	23,474	19,436
Custodian Fees	17,849	10,423	7,003
Registration and Filing Fees	14,408	12,629	12,068
Legal Fees	11,775	7,057	4,255
Audit Fees	11,357	11,357	12,202
Printing Fees	10,580	6,448	3,897
Other Expenses	19,281	11,796	10,587

Total Expenses	3,499,174	2,348,198	1,179,856
Less:
Fees Paid Indirectly (Note 4)	(49)	(42)	(24)

Net Expenses	3,499,125	2,348,156	1,179,832

Net Investment Income (Loss)	3,779,002	(377,027)	4,316,228

Net Realized Gain on Investments	15,185,525	3,815,388	2,996,297
Net Realized Gain on Written Equity Options	–	–	331,296
Net Change in Unrealized Appreciation (Depreciation) on Investments	38,577,729	16,846,332	(3,198,253)
Net Change in Unrealized Depreciation on Written Equity Options	–	–	130,567

Net Realized and Unrealized Gain on Investments	53,763,254	20,661,720	259,907

Net Increase in Net Assets Resulting from Operations	$57,542,256	$20,284,693	$4,576,135

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
	AT Disciplined Equity Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$3,779,002	$7,471,403
Net Realized Gain on Investments	15,185,525	17,388,730
Net Change in Unrealized Appreciation on Investments	38,577,729	131,670,529

Net Increase in Net Assets Resulting from Operations	57,542,256	156,530,662

Dividends and Distributions:
Institutional Shares
Net Investment Income	(7,385,720)	(7,050,909)
Net Realized Gains	(16,820,129)	(4,485,320)

Total Dividends and Distributions	(24,205,849)	(11,536,229)

Capital Share Transactions:
Institutional Shares Issued	38,367,736	103,636,191
Reinvestment of Dividends and Distributions	21,194,874	9,287,955
Redeemed	(75,893,914)	(92,029,463)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(16,331,304)	20,894,683

Total Increase in Net Assets	17,005,103	165,889,116

Net Assets:
Beginning of Period	898,377,915	732,488,799

End of Period	$915,383,018	$898,377,915

Undistributed Net Investment Income	$2,170,117	$5,776,835

Shares Issued and Redeemed:
Issued	1,961,589	6,064,604
Reinvestment of Dividends and Distributions	1,096,905	562,873
Redeemed	(3,892,315)	(5,283,833)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(833,821)	1,343,644

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
	AT Mid Cap Equity Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Loss	$(377,027)	$(872,600)
Net Realized Gain (Loss) on Investments	3,815,388	(12,584,933)
Net Change in Unrealized Appreciation on Investments	16,846,332	90,203,738

Net Increase in Net Assets Resulting from Operations	20,284,693	76,746,205

Dividends and Distributions:
Institutional Shares
Net Realized Gains	–	(4,980,771)
Return of Capital	–	(2,541)

Total Dividends and Distributions	–	(4,983,312)

Capital Share Transactions:
Institutional Shares Issued	44,318,867	151,914,635
Reinvestment of Dividends and Distributions	–	4,828,771
Redeemed	(31,688,920)	(40,209,178)

Net Increase in Net Assets from Capital Share Transactions	12,629,947	116,534,228

Total Increase in Net Assets	32,914,640	188,297,121

Net Assets:
Beginning of Period	522,471,967	334,174,846

End of Period	$555,386,607	$522,471,967

Accumulated Net Investment Loss	$(1,320,494)	$(943,467)

Shares Issued and Redeemed:
Issued	3,149,460	12,572,195
Reinvestment of Dividends and Distributions	–	413,068
Redeemed	(2,268,865)	(3,275,981)

Net Increase in Shares Outstanding from Share Transactions	880,595	9,709,282

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
	AT Income Opportunities Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$4,316,228	$7,302,797
Net Realized Gain on Investments and Written Equity Options	3,327,593	5,575,921
Net Change in Unrealized Appreciation (Depreciation) on Investments and Written Equity Options	(3,067,686)	21,678,270

Net Increase in Net Assets Resulting from Operations	4,576,135	34,556,988

Dividends and Distributions:
Institutional Shares
Net Investment Income	(4,467,277)	(7,278,666)

Total Dividends and Distributions	(4,467,277)	(7,278,666)

Capital Share Transactions:
Institutional Shares Issued	34,059,926	92,191,558
Reinvestment of Dividends and Distributions	2,223,215	3,488,681
Redeemed	(31,636,765)	(34,710,547)

Net Increase in Net Assets from Capital Share Transactions	4,646,376	60,969,692

Total Increase in Net Assets	4,755,234	88,248,014

Net Assets:
Beginning of Period	322,711,862	234,463,848

End of Period	$327,467,096	$322,711,862

Undistributed Net Investment Income	$303,090	$454,139

Shares Issued and Redeemed:
Issued	3,010,131	8,704,727
Reinvestment of Dividends and Distributions	200,092	327,733
Redeemed	(2,807,880)	(3,252,194)

Net Increase in Shares Outstanding from Share Transactions	402,343	5,780,266

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,
Institutional Class		2017		2016		2015	2014(1)	2013(1)
Net Asset Value, Beginning of Period	$18.76	$15.73		$16.40		$15.77	$14.07	$11.78

Income (Loss) from Investment
Operations:
Net Investment Income*	0.08	0.16		0.15		0.15	0.13	0.13
Net Realized and Unrealized Gain	1.13	3.11		0.01		1.16	2.32	2.70

Total from Investment Operations	1.21	3.27		0.16		1.31	2.45	2.83

Dividends and Distributions:
Net Investment Income	(0.16)	(0.15)		(0.15)		(0.13)	(0.13)	(0.13)
Net Realized Gains	(0.36)	(0.09)		(0.68)		(0.55)	(0.62)	(0.41)

Total Dividends and Distributions	(0.52)	(0.24)		(0.83)		(0.68)	(0.75)	(0.54)

Net Asset Value, End of Period	$19.45	$18.76		$15.73		$16.40	$15.77	$14.07

Total Return †	6.45%	21.02%		1.17%		8.50%	18.25%	25.16%

Ratios and Supplemental Data
Net Assets, End of Period
(Thousands)	$915,383	$898,378		$732,489		$675,226	$586,379	$470,885
Ratio of Expenses to Average
Net Assets (Including Waivers,
Reimbursements and Fees Paid
Indirectly)	0.76%§	0.78%	‡	0.80%	‡	0.79%	0.79%	0.80%
Ratio of Expenses to Average
Net Assets (Excluding Waivers,
Reimbursements and Fees Paid
Indirectly)	0.76%§	0.78%		0.79%		0.79%	0.81%	0.80%
Ratio of Net Investment Income to Average Net Assets	0.82%§	0.89%		1.00%		0.93%	0.89%	1.03%
Portfolio Turnover Rate	4%Ω	17%		12%		16%	22%	19%Ω

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

(1)	On January 2, 2014, the Invesco Disciplined Equity Fund (the “Predecessor Fund”) was
reorganized into The Advisors’ Inner Circle Fund AT Disciplined Equity Fund. Information
presented prior to January 2, 2014 is that of the Predecessor Fund.

*	Per share calculations were performed using average shares for the period.

§	Annualized

Ω	Not Annualized.

†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,				Period Ended October 31, 2014(1)
Institutional Class		2017	2016	2015
Net Asset Value, Beginning of Period	$13.28	$11.28	$11.49	$10.54		$10.00

Income (Loss) from Investment
Operations:
Net Investment Loss*	(0.01)	(0.02)	(0.02)	(0.03)		(0.01)
Net Realized and Unrealized Gain (Loss)	0.54	2.17	(0.18)	1.04		0.55

Total from Investment Operations	0.53	2.15	(0.20)	1.01		0.54

Dividends and Distributions:
Net Realized Gains	—	(0.15))	(0.01)	(0.06)		—
Return of Capital	—	—(2)	—	—		—

Total Dividends and Distributions	—	(0.15)	(0.01)	(0.06)		—
Net Asset Value, End of Period	$13.81	$13.28	$11.28	$11.49		$10.54

Total Return †	3.99%	19.28%	(1.74%)	9.60%		5.40%

Ratios and Supplemental Data
Net Assets, End of Period
(Thousands)	$555,387	$522,472	$334,175	$249,899		$47,888
Ratio of Expenses to Average
Net Assets (Including Waivers,
Reimbursements and Fees Paid
Indirectly)	0.85%§	0.87%	0.88%	0.98%	‡	1.00%§
Ratio of Expenses to Average
Net Assets (Excluding Waivers,
Reimbursements and Fees Paid
Indirectly)	0.85%§	0.87%	0.88%	0.94%		1.67%§
Ratio of Net Investment Loss to
Average Net Assets	(0.14)%§	(0.20)%	(0.21)%	(0.27)%		(0.27)%§
Portfolio Turnover Rate	5%Ω	17%	23%	11%		7%Ω

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

(1)	Commenced operations on June 27, 2014.

(2)	Value is less than $0.01 per share.

*	Per share calculations were performed using average shares for the period.

Ω	Not Annualized.

§	Annualized

†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,				Period Ended October 31, 2014(1)
Institutional Class		2017	2016	2015
Net Asset Value, Beginning of Period	$11.04	$10.00	$9.68	$10.08		$10.00

Income (Loss) from Investment
Operations:
Net Investment Income*	0.15	0.27	0.30	0.31		0.09
Net Realized and Unrealized Gain (Loss)	0.01	1.04	0.32	(0.37)		0.05

Total from Investment Operations	0.16	1.31	0.62	(0.06)		0.14

Dividends and Distributions:
Net Investment Income	(0.15)	(0.27)	(0.30)	(0.31)		(0.06)
Net Realized Gains	—	—	—	(0.03)		—

Total Dividends and Distributions	(0.15)	(0.27)	(0.30)	(0.34)		(0.06)

Net Asset Value, End of Period	$11.05	$11.04	$10.00	$9.68		$10.08

Total Return †	1.46%	13.20%	6.55%	(0.67%)		1.42%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$327,467	$322,712	$234,464	$209,754		$116,640
Ratio of Expenses to Average
Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.71%§	0.73%	0.74%	0.79%	‡	0.85%§
Ratio of Expenses to Average
Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.71%§	0.73%	0.74%	0.77%		0.97%§
Ratio of Net Investment Income to Average Net Assets	2.61%§	2.54%	3.13%	3.10%		2.76%§
Portfolio Turnover Rate	12%Ω	17%	24%	29%		6%Ω

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

(1)	Commenced operations on June 27, 2014.

*	Per share calculations were performed using average shares for the period.

Ω	Not Annualized.

§	Annualized

†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
April 30, 2018
(Unaudited)

NOTES TO THE FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 56 funds. The financial statements herein are those of AT Disciplined Equity Fund (the “Disciplined Equity Fund”), the AT Mid Cap Equity Fund (the “Mid Cap Equity Fund” and the AT Income Opportunities Fund (the “Income Opportunities Fund”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the Disciplined Equity Fund is to seek long-term capital appreciation and, secondarily, current income by investing primarily in equity securities of U.S. and foreign issuers. The investment objective of the Mid Cap Equity Fund is to seek long-term capital appreciation by investing primarily (at least 80% of its net assets) in equity securities of mid-capitalization companies. The investment objective of the Income Opportunities Fund is to seek current income and long-term capital appreciation by investing primarily (at least 80% of its net assets) in income producing securities. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective June 25, 2018, the AT Disciplined Equity, AT Mid Cap Equity Fund and AT Income Opportunities Fund names will change to CIBC Atlas Disciplined Equity Fund, CIBC Atlas Mid Cap Equity Fund and CIBC Atlas Income Opportunities Fund, respectively. Each Fund’s name change had no impact on the Funds operations or investment objectives.

Effective June 25, 2018, AT Investment Advisers, Inc. has changed its name to CIBC Private Wealth Advisors, Inc. The name change had no impact to the management or operations of the Funds.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
April 30, 2018
(Unaudited)

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
April 30, 2018
(Unaudited)

Investment companies held in the Funds’ portfolios are valued at the published net asset value.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options and at the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Board.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2018, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
April 30, 2018
(Unaudited)

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2018, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the Funds did not incur any interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
April 30, 2018
(Unaudited)

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and included in interest income.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Options Written/Purchased — The Income Opportunities Fund invests in financial options contracts to add return or to economically hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received from writing or paid for purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
April 30, 2018
(Unaudited)

For the period ended April 30, 2018, the average monthly balances for written options were as follows:

Average Market Value for Written Options: $190,233

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

There were no options purchased during the period ended April 30, 2018.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Net realized and unrealized gains or losses associated with written equity options are reported on the Statement of Operations as net realized gain on written equity options and net change in unrealized depreciation on written equity options. Written options transactions entered into during the period ended April 30, 2018, are subject to equity risk.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — The Disciplined Equity Fund and Mid Cap Equity Fund distribute substantially all of their net investment income, if any, at least annually. The Income Opportunities Fund distributes substantially all of its net investment income, if any, quarterly. For each Fund, any net realized capital gains, if any, are distributed at least annually. All distributions and distributions are recorded on ex-dividend date.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
April 30, 2018
(Unaudited)

(“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2018, the Disciplined Equity Fund, Mid Cap Equity Fund and Income Opportunities Fund paid $321,100, $192,356 and $115,630, respectively, for these services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the period ended April 30, 2018, the Disciplined Equity Fund, Mid Cap Equity Fund and Income Opportunities Fund earned credits of $49, $42 and $24, respectively, which were used to offset transfer agent expenses. These amounts are labeled “Fees Paid Indirectly” on the Statements of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, AT Investment Advisers, Inc. (the “Adviser”) provides investment advisory services to the Disciplined Equity Fund at a fee, which is calculated daily and paid monthly at the following rates based on the average daily net assets of the Disciplined Equity Fund: 0.695% of the first $250 million, 0.670% of the next $250 million, 0.645% of the next $500 million, 0.620% of the next $1.5 billion, 0.595% of the next $2.5 billion, 0.570% of the next $2.5 billion, 0.545% of the next $2.5

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
April 30, 2018
(Unaudited)

billion and 0.520% of any amount above $10 billion.

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Mid Cap Equity Fund and Income Opportunities Fund at a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Mid Cap Equity Fund and 0.60% of the average daily net assets of the Income Opportunities Fund.

The Adviser contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the total annual operating expenses (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, collectively “excluded expenses”) from exceeding 0.80%, 1.00% and 0.85% of the average daily net assets for the Disciplined Equity Fund, Mid Cap Equity Fund and Income Opportunities Fund, respectively, until February 28, 2019. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below a Fund’s expense cap, the Adviser may receive from the Fund the difference between total annual operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated at any time. As of April 30, 2018, there are no previously waived fees that are eligible to be recaptured from the Disciplined Equity Fund, Mid Cap Equity Fund and Income Opportunities Fund.

Investment Transactions:

The cost of purchases and proceeds from security sales other than long-term U.S. Government and short-term securities for the period ended April 30, 2018, are as follows:

	Purchases	Sales
Disciplined Equity Fund	$153,260,218	$134,436,073
Mid Cap Equity Fund	176,884,726	71,604,278
Income Opportunities Fund	94,225,543	46,165,474

6. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
April 30, 2018
(Unaudited)

may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years or periods ended October 31, 2017 and 2016 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Disciplined Equity Fund
2018	$7,050,909	$4,485,320	$(11,536,229)
2017	7,050,909	4,485,320	(11,536,229)
Mid Cap Equity Fund
2018	—	211,276	(211,276)
2017	—	211,276	(211,276)
Income Opportunities Fund
2018	7,278,666	—	(7,278,666)
2017	7,278,666	—	(7,278,666)

As of October 31, 2017 the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Late-Year Loss Deferral	Capital Loss Carryforwards	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings
Disciplined Equity Fund	$5,776,836	$16,817,679	$—	$—	$326,910,664	$349,505,179
Mid Cap Equity Fund	—	—	(943,468)	(12,771,106)	93,117,859	79,403,285
Income Opportunities Fund	454,139	—	—	(981,051)	28,818,739	28,291,827

Later year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2017 through October 31, 2017. For the tax year ended October 31, 2017, the Mid Cap Equity Fund elected to treat the qualified ordinary late year loss of $943,467 as arising in the following fiscal year.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
April 30, 2018
(Unaudited)

beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Capital loss carryforwards, all of which are not subject to expiration, are as follows:

	Short-Term Loss	Long-Term Loss	Total
Mid Cap Equity Fund	$4,405,043	$8,366,064	$12,771,107
Income Opportunities Fund	973,537	7,514	981,051

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2018, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
AT Disciplined Equity Fund	$588,375,185	$347,101,829	$(20,191,165)	$326,910,664
AT Mid Cap Equity Fund	462,353,432	103,042,749	(9,924,890)	93,117,859
AT Income Opportunities Fund	297,728,935	36,778,936	(7,960,196)	28,818,740

7. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk (AT Discipline Equity Fund, AT Mid Cap Equity Fund, AT Income Opportunities Fund) – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/ or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
April 30, 2018
(Unaudited)

Fixed Income Risk (AT Income Opportunities Fund) – The market values of fixed income investments change in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity, and during periods of rising interest rates, certain debt obligations with low interest rates may be extended beyond maturity. Current market conditions may pose heightened risks for the Funds. While interest rates in the U.S. are at, or near, historic lows, recent changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will rise in the near future. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Funds. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact a Fund’s liquidity or force a Fund to sell securities into a declining or illiquid market.

Foreign Company Risk (AT Mid Cap Equity Fund, AT Income Opportunities Fund) – Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
April 30, 2018
(Unaudited)

response to, events that do not otherwise affect the value of the security in the issuer’s home country. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Securities Risk (AT Discipline Equity Fund) – The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Mid-Capitalization Company Risk (AT Mid Cap Equity Fund) — The mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium-sized companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, the mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Preferred Stock Risk (AT Income Opportunities Fund) — Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Interest Rate Risk (AT Income Opportunities Fund) — The risk that the value of fixed income securities will fall due to rising interest rates. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Credit Risk (AT Income Opportunities Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Corporate Fixed Income Securities Risk (AT Income Opportunities Fund) — The prices of the Fund’s corporate fixed income securities respond to economic

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
April 30, 2018
(Unaudited)

developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers

U.S. Government Securities Risk (AT Income Opportunities Fund) — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Derivatives Risk (AT Income Opportunities Fund) — The Fund’s use of put and call options is subject to market risk, leverage risk, correlation risk, liquidity risk, credit risk and valuation risk. Credit risk is described above. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

8.Other:

At April 30, 2018, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Disciplined Equity Fund	4	89%
Mid Cap Equity Fund	4	95%
Income Opportunities Fund	3	82%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
April 30, 2018
(Unaudited)

Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2017 to April 30, 2018.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Annualized Expense Ratios	Expenses Paid During Period*
AT Disciplined Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,064.50	0.76%	$3.89
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.03	0.76%	$3.81
AT Mid Cap Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,039.90	0.85%	$4.30
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.58	0.85%	$4.26
AT Income Opportunities Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,014.60	0.71%	$3.55
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.27	0.71%	$3.56

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AT Funds

PO Box 219009

Kansas City, MO 64121-9009

1-855-3AT-FUND

Adviser:

AT Investment Advisers, Inc.

One South Wacker Drive, Suite 3500

Chicago, Illinois 60606

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

ATF-SA-001-0500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 9, 2018